UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22794

Endurance Series Trust

 (Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895

Tampa, FL  33602

 (Address of principal executive offices)(Zip code)

Dered Pilecki

100 South Ashley Drive, Suite 895

Tampa, FL  33602

 (Name and address of agent for service)

With copy to:

Jeffrey T. Skinner, Esp.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC  27101

Registrant’s Telephone Number, including Area Code:  813-282-7870

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Gator Focus Fund

Institutional Class (GFFIX)

Investor Class (GFFAX)

Semi-Annual Report

September 30, 2013

(UNAUDITED)

November 25, 2013

Dear Gator Focus Fund Shareholders:

We are pleased to provide you with the Gator Focus Fund’s (the “Focus Fund”) first semi-annual shareholder letter.  This letter covers the first semi-annual period of the fiscal year ending March 31, 2014.  Below, I have provided (1) an update regarding the Focus Fund’s performance, (2) a summary investment thesis behind three positions added during the period, and (3) a list of the Focus Fund’s top ten equity holdings as of September 30, 2013.

Review of Performance

The Focus Fund differentiates itself by holding a concentrated stock portfolio of relatively small companies, which we generally hold for significant periods of time resulting in relatively low turnover.  While we believe these characteristics will lead to long-term outperformance, especially after taking tax efficiency into consideration, the Focus Fund may lag its benchmark during shorter periods like this semi-annual period.  Returns for the Focus Fund and its primary benchmark, the Russell 2000 Index® period April 24, 2013 through September 30, 2013 are summarized below:

Gator Focus Fund – Institutional Class	11.50%
Gator Focus Fund – Investor Class	11.40%
Russell 2000 Index®	16.27%

Past performance is not indicative of future results.  Performance of the Focus Fund is presented net of fees and expenses.  The performance of the Russell 2000 Index® reflects no deductions for fees or expenses.

Investment Thesis

For our first semi-annual shareholder letter, we thought it would be helpful to provide you a summary of our analysis for several positions we added during the period.  We hope these summaries provide you some insight to how we make stock selections.

US Airways

In late April, we purchased shares in US Airways, one of the four remaining legacy domestic airlines operating a hub-and-spoke network.  Some of the most significant matters we considered were:

1.

Oligopoly-like Industry – The airline industry continues to experience a tremendous amount of consolidation (e.g., the Delta/Northwest, United/Continental and Southwest/AirTran mergers), which have significantly reduced competition.  We believe this reduction in competition, combined with restrained capital expenditures by the industry which limits capacity growth, will lead to greater profitability.

2.

Valuation Metrics – At the time of our stock purchase, US Airways traded at a relatively low multiple of 5.7x 2014 estimated earnings per share, which we believe offers significant upside potential.

3.

Quality Management – We believe US Airways’ CEO, Doug Parker, has made a series of smart strategic moves over the last 10 years, including the 2005 merger with America West and the upcoming American Airlines merger, which we believe demonstrate strong management skills.

While we believe that US Airways’ stock, particularly at the price the Focus Fund paid, represents a good value, we also recognize that our investment carries risks.  For example, (1) the airline industry is always susceptible to price wars that negatively impact profitability industry-wide, (2) unions representing US Airways’ employees will likely become more demanding in future negotiations, which could adversely affect profitability; and (3) while the Justice Department has settled its lawsuit against the pending American Airlines merger, there is still a risk that the merger will not close, in which case US Airways shareholders would lose potential upside from the merger.

PennyMac Financial Services

In June, we purchased shares in PennyMac Financial Services (or “PFSI”), which is a mortgage banking firm run by former Countrywide President Stan Kurland.  A few of the investment considerations were:

1.

Attractive Business Model – PSFI earns money for operating PennyMac Mortgage Trust (or “PMT”).  PMT has no employees and pays PFSI a servicing fee every time a PFSI employee touches a loan owned by PMT.  PFSI also earns a base management fee from PMT calculated on the equity capital of PMT.  This relationship allows PFSI to grow revenue and earnings as PMT raises equity capital.  PFSI can grow faster and earn higher returns than if it just managed its own capital.

2.

Growth Potential – PFSI manages $2.1 billion in mortgages for PMT and a couple of private investment funds.  Given the large capital needs in the mortgage market, we can envision the company managing a significantly greater amount of outside capital over time.

3.

Numerous Opportunities in the Mortgage Market – With the large changes in the mortgage market since the financial crisis, there is potential for PFSI to enter new segments of the mortgage market.  The two largest opportunities are purchasing mortgage servicing rights owned by large banks looking for regulatory capital relief and issuing non-agency mortgage securities.

Although we believe PennyMac Financial Services is an attractive investment given the favorable business model and potential growth opportunities, we still see significant investment risks.  For example, (1) PFSI is a new company which presents unique risks as its business model is unproven, and, (2) mortgage market volumes are cyclical due to changes in interest rates and home prices, and PFSI’s earnings are sensitive to changes in these volumes.

Ambac

In July, we purchased a new position in municipal bond insurer Ambac.  In purchasing our position in Ambac shares, some of the issues we took into account were:

1.

Potentially Conservative Reserves – Ambac has $9 billion of gross loan loss reserves on its balance sheet and has paid $1.4 billion in losses since 2009.  Against these combined $10.4 billion of paid and potential losses, Ambac estimates it can recover $2.5 billion.  We believe the potential recovery could be higher than Ambac’s current estimate.

2.

Net Operating Loss Carryforwards – Ambac has just over $2 billion of net operating loss carryforwards (NOLs) to shield future income from taxes.  These will prove valuable if management is able to recover losses.  However, these NOLs provide a secondary source of value if Ambac’s management is not able to do better than their loss recovery assumption.  In fact, there is between $20 and $30 per share of value in Ambac’s NOLs if they are not used to offset gains from lower losses.  Ambac management has talked about entering new businesses to utilize the NOLs.

3.

Potential Turnover of Shareholder Base – When Ambac exited bankruptcy on May 1st, its shareholder base likely was composed of distressed debt investors.  Those investors had bankruptcy claims that were paid out in the form of new equity in Ambac.  A portion of this investor base probably has exited or will exit their investment by selling shares without wanting to wait to see if Ambac’s management can recover more than they estimate from their losses.

We recognize there are significant risks in our investment in Ambac, including:  (1) Ambac has loss exposure related to bonds it has insured for municipalities (including Detriot, which declared bankruptcy this summer), (2) Ambac may fall short of its estimate for loss recovery, and (3) Ambac’s management may never execute on entering a new business.

Fund’s Top Ten Largest Equity Positions

Red Robin Gourmet Burgers

Rexx Energy Corp.

Targa Resources Corp.

Virtus Investment Partners

Genworth Financial Inc.

Crosstex Energy Inc.

The Ryland Group Inc.

Fossil Group Inc.

DineEquity Inc.

Cumulus Media Inc.

Conclusion

We look forward to the rest of 2013 and the future.  Thank you for entrusting us with a portion of your wealth.  We will continue to work to make the Focus Fund successful in helping you compound your wealth in the years to come.

Sincerely,

Derek S. Pilecki

Portfolio Manager

GATOR FOCUS FUND

PORTFOLIO ILLUSTRATION

       SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s underlying securities represented as a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

	Gator Focus Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 97.20%

Air Transportation, Scheduled - 3.14%
1,100	US Airways Group, Inc. *	$ 20,856

Communications Services, NEC - 3.64%
300	SBA Communications Corp. Class A *	24,138

Crude Petroleum & Natural Gas - 5.48%
1,630	Rex Energy Corp. *	36,380

Deep Sea Foreign Transportation of Freight - 2.06%
320	Teekay Corp.	13,680

Fire, Marine & Casualty Insurance - 2.79%
1,280	Third Point Reinsurance Ltd. *	18,547

Hospital & Medical Service Plans - 2.63%
250	Wellcare Health Plans, Inc. *	17,435

Life Insurance - 7.02%
2,300	Genworth Financial, Inc. Class A *	29,440
425	Primerica, Inc.	17,144
		46,584
Mortgage Bankers & Loan Correspondents - 2.81%
992	PennyMac Financial Services, Inc. Class A *	18,640

Natural Gas Transmission & Distribution - 7.58%
300	ONEOK, Inc.	15,996
470	Targa Resources Corp.	34,291
		50,287
Operative Builders - 4.28%
700	Ryland Group, Inc.	28,378

Pharmaceutical Preparations - 2.61%
575	Prestige Brands Holdings, Inc. *	17,319

Radio & TV Broadcasting & Communications Equipment - 6.35%
1,000	Arris Group, Inc. *	17,050
4,750	Cumulus Media, Inc. Class A *	25,128
		42,178
Retail-Apparel & Accessory Stores - 1.13%
800	Aeropostle, Inc. *	7,520

Retail-Eating Places - 11.83%
900	Bravo Brio Restaurant Group, Inc. *	13,590
400	DineEquity, Inc.	27,600
525	Red Robin Gourmet Burgers, Inc. *	37,328
		78,518
Retail-Retail Stores, NEC - 6.60%
300	Petsmart, Inc.	22,878
800	Sally Beauty Holdings, Inc. *	20,928
		43,806
Retail-Women's Clothing Store - 2.89%
1,150	Chico's FAS, Inc.	19,159

Security Brokers, Dealers & Flotation Companies - 3.89%
750	Oppenheimer Holdings, Inc. Class A	13,327
300	Raymond James Financial, Inc.	12,501
		25,828
Services-General Medical & Surgical Hospitals, NEC - 2.12%
1,100	Health Management Associates, Inc. *	14,080

Services-Prepackaged Software - 6.60%
500	MedAssets, Inc. *	12,710
191	Virtus Investment Partners, Inc. *	31,064
		43,774
State Commercial Banks - 2.01%
325	Wintrust Financial Corp.	13,348

Surety Insurance - 0.95%
348	Ambac Financial Group, Inc. *	6,313

Watches, Clocks, Clockwork Operated Devices/Parts - 4.38%
250	Fossil Group, Inc. *	29,060

Wholesale-Petroleum & Petroleum Products - 4.41%
1,400	Crosstex Energy, Inc.	29,246

TOTAL FOR COMMON STOCK (Cost $608,961) - 97.20%		645,074

WARRANTS - 1.57%
862	Ambac Financial Group, Inc. *	10,404
TOTAL FOR WARRANTS (Cost $11,481) - 1.57%		10,404

SHORT-TERM INVESTMENTS - 6.22%
41,248	Fidelity Money Market Fund - Institutional Class 0.02% (Cost $41,248) **	41,248

TOTAL INVESTMENTS (Cost $661,690) - 104.99%		696,726

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.99)%		(33,087)

NET ASSETS - 100.00%		$ 663,639

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Gator Focus Fund
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $661,690)	$ 696,726
Receivables:
Dividends and Interest	45
Waived Expenses - Adviser	42,649
Prepaid Expenses	2,208
Total Assets	741,628
Liabilities:
Payables:
Portfolio Securities Purchased	36,710
Administrative Fees	10,666
Distribution (12b-1) Fees	1
Accrued Expenses	30,612
Total Liabilities	77,989
Net Assets	$ 663,639

Net Assets Consist of:
Paid In Capital	$ 618,003
Accumulated Undistributed Net Investment Loss	(1,615)
Accumulated Undistributed Realized Gain on Investments	12,215
Unrealized Appreciation in Value of Investments	35,036
Net Assets	$ 663,639

Institutional Class Shares:
Net Assets	$ 662,588
Shares outstanding	59,432
Net asset value, offering price, and redemption price per share	$ 11.15

Short-term Redemption Price Per Share ($11.15 x 0.99) *	$ 11.04

Investor Class Shares:
Net Assets	$ 1,051
Shares outstanding	94.341
Net asset value, offering price, and redemption price per share	$ 11.14

Short-term Redemption Price Per Share ($11.14 x 0.99) *	$ 11.03

* The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Gator Focus Fund
Statement of Operations
For the Period * (commencement of investment operations)
through September 30, 2013 (Unaudited)

Investment Income:
Dividends	$ 1,546
Interest	15
Total Investment Income	1,561

Expenses:
Advisory Fees (Note 4)	2,127
Administrative Fees	10,666
Transfer Agent & Accounting Fees	8,412
Distribution (12b-1) Fees - Investor Class (Note 4)	1
Cheif Compliance Officer Fees	5,197
Offering Fees	15,982
Registration Fees	1,254
Audit Fees	7,038
Miscellaneous Fees	3,265
Trustee Fees	3,000
Custodial Fees	1,966
Legal Fees	6,136
Printing and Mailing	1,033
Total Expenses	66,077
Fees Waived and Reimbursed by the Advisor (Note 4)	(62,901)
Net Expenses	3,176

Net Investment Loss	(1,615)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	12,215
Net Change in Unrealized Appreciation on Investments	35,036
Net Realized and Unrealized Gain on Investments	47,251

Net Increase in Net Assets Resulting from Operations	$ 45,636

* Institutional Class shares for the period April 24, 2013 (commencement of investment operations) through September 30, 2013, and
Investor Class shares for the period June 12, 2013 (commencement of investment operations) through September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Gator Focus Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
September 30, 2013
Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,615)
Net Realized Gain on Investments	12,215
Net Change in Unrealized Appreciation on Investments	35,036
Net Increase in Net Assets Resulting from Operations	45,636

Capital Share Transactions:
Proceeds from Sale of Shares
Institutional Class	517,013
Investor Class	1,000
Shares Issued on Reinvestment of Dividends
Institutional Class	-
Investor Class	-
Cost of Shares Redeemed
Institutional Class	(10)
Investor Class	-
Net Increase from Shareholder Activity	518,003

Net Assets:
Net Increase in Net Assets	563,639
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(1,615))	$ 663,639

Share Transactions:
Shares Sold
Institutional Class	49,433
Investor Class	94
Shares Issued on Reinvestment of Dividends
Institutional Class	-
Investor Class	-
Shares Redeemed
Institutional Class	(1)
Investor Class	-
Net Increase in Shares	49,526
Outstanding at Beginning of Period	10,000
Outstanding at End of Period	59,526

* For the period April 24, 2013 (commencement of investment operations) through September 30, 2013, for the Institutional Class.
For the period June 12, 2013 (commencement of investment operations) through September 30, 2013, for the Investor Class.
The accompanying notes are an integral part of these financial statements.

Gator Focus Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	September 30, 2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.04)
Net Realized and Unrealized Gain on Investments	0.19
Total from Investment Operations	0.15

Proceeds from Redemption Fees **	-

Net Asset Value, at End of Period	$ 10.15

Total Return ***	11.50%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 663
Before Waiver
Ratio of Expenses to Average Net Assets	30.99%	(c)
Ratio of Net Investment Loss to Average Net Assets	(30.26)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.49%	(c)
Ratio of Net Investment Loss to Average Net Assets	(0.75)%	(c)
Portfolio Turnover	78.25%	(b)

(a) For the period April 24, 2013 (commencement of investment operations) through September 30, 2013.
(b) Not Annualized
(c) Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.
*** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
The accompanying notes are an integral part of these financial statements.

Gator Focus Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	September 30, 2013

Net Asset Value, at Beginning of Period	$ 10.49

Income From Investment Operations:
Net Investment Loss *	(0.01)
Net Realized and Unrealized Gain on Investments	0.66
Total from Investment Operations	0.65

Proceeds from Redemption Fees **	-

Net Asset Value, at End of Period	$ 11.14

Total Return ***	6.20%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	82.31%	(c)
Ratio of Net Investment Loss to Average Net Assets	(81.02)%	(c)
After Waiver
Ratio of Expenses to Average Net Assets	1.74%	(c)
Ratio of Net Investment Loss to Average Net Assets	(0.45)%	(c)
Portfolio Turnover	78.25%	(b)

(a) For the period June 12, 2013 (commencement of investment operations) through September 30, 2013.
(b) Not Annualized
(c) Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** The Fund will impose a 1.00% redemption fee on shares redeemed within 60 days of purchase.
*** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
The accompanying notes are an integral part of these financial statements.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

1.  ORGANIZATION

The Endurance Series Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated November 29, 2012 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Gator Focus Fund (the “Fund”) is the only series currently authorized by the Trustees.  The series currently has two classes, the Institutional Class and the Investor Class.  The Fund is a non-diversified fund. The investment Adviser to the Fund is Gator Capital Management, LLC (the "Adviser" or “GCM”).

The Institutional Class commenced investment operations on April 24, 2013.  The Investor Class commenced investment operations on June 12, 2013.

The Gator Focus Fund’s investment objective is to seek long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

CASH AND CASH EQUIVALENTS: The Fund maintains its cash in accounts at a regional bank which, at times, may exceed federally insured limits.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in conjunction with its organization and offering have been paid by the Adviser and will be subject to recoupment as described in Note 4. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period April 24, 2013 (commencement of investment operations) through September 30, 2013, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis, as determined by the Board of Trustees (the “Board”).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.  The Fund does not calculate net asset value on days when the NYSE is closed.

REDEMPTION FEE: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee, on both classes, of 1.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There was $0 in redemption fees collected for the Fund during the period April 24, 2013 (commencement of investment operations) through September 30, 2013.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

SUBSEQUENT EVENTS: Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADRs, and Warrants) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price.  Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

Money market mutual funds are generally priced at the ending value at $1 NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities (including corporate bonds, debentures and notes, U.S. Government Securities, municipal securities, mortgage-backed and asset-backed securities, and fixed income oriented exchange-traded funds) valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 645,074	$ -	$ -	$ 645,074
Warrants	10,404	-	-	10,404
Short-Term Investments	41,248	-	-	41,248
Total	$ 696,726	$ -	$ -	$ 696,726

The Fund did not held any Level 3 assets (those valued using significant unobservable inputs) during the period April 24, 2013 (commencement of investment operations) through September 30, 2013. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The Fund did not hold any derivative instruments at any time during the period April 24, 2013 (commencement of operations) through September 30, 2013. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. The Fund had no transfers into Level 2 during the period April 24, 2013 (commencement of investment operations) through September 30, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Gator Capital Management, LLC, serves as investment Adviser to the Fund. Subject to the supervision and direction of the Trustees, the Adviser oversees the Fund's securities and investments to be sure they are made in accordance with the Fund’s stated investment objectives and policies. The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Fund, and the Adviser. Pursuant to the Management Agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 1.00% of the Fund's average daily net assets.  For the period April 24, 2013 (commencement of investment operations) through September 30, 2013, the Adviser earned $2,119 from the Institutional Class shares, and for the period June 12, 2013 (commencement of investment operations) through September 30, 2013, the Adviser earned $8 from the Investor Class shares for advisory fees.  During the same periods, the Adviser waived $62,652 for the Institutional Class shares and $249 for the Investor Class shares for expenses pursuant to the Expense Limitation Agreement.  At September 30, 2013, the Adviser owed the Fund $42,649 for expense waived.

Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Fund's current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment Adviser to the Fund and, as such shall perform each of the following or may delegate to a Sub-Adviser: (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Directors and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on February 22, 2013.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2014, to ensure that total annual Fund operating expenses of the Fund after fee waiver and reimbursement (exclusive of any 12b-1 fees, taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.49% of average daily net assets attributable to Institutional Class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Fund’s Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

The Management Agreement will continue in effect for two years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.

DISTRIBUTION PLAN: For the Investor Class shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act.  Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Investor Shares (this compensation is commonly referred to as “12b-1 fees”).  Because the 12b-1 fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of fees such as sales loads.

The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursing entities for providing distribution and shareholder servicing with respect to the Fund’s Investor Shares.  Such expenditures, paid as service fees to any person who sells Investor Shares, may not exceed 0.25% of the Investor Shares’ average annual net asset value.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

The Distribution Plan is known as a “compensation” plan because payments are made for services rendered to the Fund with respect to Investor Shares regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and concerning their annual consideration of the Distribution Plan’s renewal.  The Distributor has indicated that it expects its expenditures to include, without limitation:  (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports with respect to the Investor Shares of the Fund; (ii) the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to the Investor Shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund’s Investor Shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the Investor Shares of the Fund; and (vi) financing any other activity that the Distributor determines is primarily intended to result in the sale of Investor Shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Investor Shares.  For the period April 24, 2013 (commencement of investment operations) through September 30, 2013, the Fund’s Investor Class incurred $1 in distribution fees.  At September 30, 2013, the Fund owed $1 in distribution fees.

5.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at September 30, 2013 was $618,003 representing 59,526 shares outstanding.

On March 19, 2013 10,000 shares of the Gator Focus Fund, Institutional Class, were issued for cash, at $10.00 per share, to the Chairman of the Fund’s Board, Derek S. Pilecki.

6.  INVESTMENTS

For the period April 24, 2013 (commencement of investment operations) through September 30, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $922,542 and $314,315, respectively.

GATOR FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

7.  TAX MATTERS

For Federal income tax purposes, the cost of investments owned at September 30, 2013, was $661,690. At September 30, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 59,769
Gross unrealized depreciation on investment securities	(24,733)
Net unrealized appreciation on investment securities	$ 35,036

There were no distributions paid by either Class of shares during the period ended September 30, 2013.

8.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Gator Focus Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Gator Focus Fund (the "Fund"), you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013; and the actual period April 24, 2013 through September 30, 2013, for Institutional Class shares, and the actual period October 12, 2013 through September 30, 2013, for Investor Class shares,

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,115.00	$7.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.54

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 24, 2013	September 30, 2013	April 24, 2013 to September 30, 2013

Actual	$1,000.00	$1,115.00	$6.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.39	$6.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 160/365 (to reflect the actual period).

Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,061.96	$8.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.34	$8.80

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 12, 2013	September 30, 2013	June 12, 2013 to September 30, 2013

Actual	$1,000.00	$1,061.96	$5.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.91	$5.32

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 111/365 (to reflect the actual period).

GATOR FOCUS FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-270-2678, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-270-2678 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-855-270-2678 to request a copy of the SAI or to make shareholder inquiries.

Annual Approval of Investment Advisory Agreement – The Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, at a meeting of the Board of Trustees held on February 22, 2013.

In considering the Advisory Agreement, the Board reviewed numerous factors including, without limitation, information about the nature and scope of the services to be provided by Gator Capital Management, LLC (the “Adviser”) to the Fund; the proposed compensation terms for the Adviser; the proposed Expense Limitation Agreement; the Adviser’s history and experience; and the effect growth of assets of the Fund would have on the Fund’s advisory fees and expense ratio.  To aid it in its review, the Board reviewed various materials including, without limitation, copies of the draft Investment Advisory Agreement and the Expense Limitation Agreement for the Fund; a memorandum from the Adviser to the Board including information about the Adviser, its business, its Form ADV, its experience, its financial status, its personnel, the proposed services to the Fund, and comparative expense ratio information for other mutual funds with strategies similar to the Fund, and other information contained in a Memorandum to the Board from the Adviser (the “Adviser Memo”).

In considering the nature and scope of the services provided by the Adviser, the Board considered the responsibilities the Adviser would have under the Advisory Agreement.  The Board considered the administrative services that the Adviser and its employees would provide to the Fund, and the services already provided by the Adviser related to organizing the Fund.  After reviewing the foregoing information, reviewing further information in the Adviser Memo, and discussing the Adviser’s proposed services to the Fund with the Adviser, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

The Board also evaluated the investment management experience of the Adviser.  In particular, the Adviser described to the Board the Adviser’s experience in wealth management, including its management of private funds.  The Board discussed with the Adviser the investment objective and strategy for the Fund.  The Board considered the Adviser’s capabilities and determined that the Adviser would be an appropriate manager for the Fund.

GATOR FOCUS FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

The Board examined and evaluated the proposed fee arrangements between the Fund and the Adviser under the Investment Advisory Agreement.  The Board compared the Fund’s proposed management fee with fees paid to other investment advisers of comparable funds.  The Board also compared the expense ratios of comparable funds to the Fund’s expense cap through the Expense Limitation Agreement.  The Board noted that the Adviser would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement.  The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund’s expense ratio will be lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management and/or the nature of the markets invested in, among other factors.  The Board also considered that, giving effect to the Expense Limitation Agreement, was not as low as that of some other funds with certain comparable characteristics, but noted that the funds with lower expense ratios had a large amount of assets.  The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser’s clients other than the Fund.  After comparing the fees under the Investment Advisory Agreement with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable and within the range of fee that would have been negotiated in an arms’ length transaction.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Endurance Series Trust

By /s/Andres Sandate

     Andres Sandate

     President, Secretary and Treasurer

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Andres Sandate

     Andres Sandate

     President, Secretary and Treasurer

Date: November 26, 2013

Endnotes

Endurance Series Trust